BALANCE SHEETS - USD ($)	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
CURRENT ASSETS
Cash	$ 28,227	$ 673,181	$ 19,778
Accounts receivable	0	3,802	0
Prepaid fees	0	668	0
Insurance deposits	46,022	0
Prepaid consulting - related party	0	52,500	52,500
TOTAL CURRENT ASSETS	74,249	730,151	72,278
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT Football and office equipment, net of accumulated depreciation of $69,658 and $0	524,743	518,133	57,223
TOTAL PROPERTY AND EQUIPMENT	524,743	518,133
OTHER ASSETS
Football and office equipment, net of accumulated depreciation of $25,154 and $0		518,133
Football equipment		507,133	46,223
Trademarks	2,500	2,500	2,000
Office equipment		11,000	11,000
Deferred offering costs	296,120	0
Security deposits	6,607	6,607	11,607
TOTAL OTHER ASSETS	305,227	9,107	13,607
TOTAL ASSETS	904,219	1,257,391	143,108
CURRENT LIABILITIES
Accounts payable	3,112,200	1,740,655	1,641,838
Accounts payable - related parties	191,547	210,868	177,868
Accrued former officer compensation and payroll taxes	777,111	777,111	37,111
Accrued expenses	309,728	367,756	338,251
Accrued payroll	498,500	25,726
Subscription payable	40,000	0
Deferred revenue	0	3,802	0
State income taxes payable	110,154	110,154	110,154
Convertible unsecured promissory notes, net of $117,866 and $32,129 debt discounts and including put premiums	496,849	269,112
Convertible secured promissory notes, net of $404,415 and $462,468 debt discounts and including put premiums	787,387	429,385
Conversion option liability	2,168,805	197,508	208,503
Warrant derivative liability	2,959,657	0
Accrued payroll		25,726	0
Notes payable net of $51,099 and $0 debt discounts	531,201	357,300	332,300
Accrued former officer compensation	13,301	740,000	740,000
Notes payable, related party	55,000	55,000	55,000
Accrued interest	448,869	361,400
Accrued interest - related party	13,301	10,529	5,029
TOTAL CURRENT LIABILITIES	12,500,309	4,916,306	4,392,271
Common stock, $0.001 par value, 2,000,000,000 shares authorized;864,153,385 and 527,327,424 shares issued and 862,653,385 and 525,827,424 shares outstanding at October 31, 2022 and April 30, 2022, respectively	862,653	525,827	418,062
Accrued interest		361,400	261,289
Additional paid-in capital	25,759,205	26,477,739	24,325,517
Accumulated deficit	(38,217,948)	(30,662,481)	(28,992,782)
TOTAL STOCKHOLDERS' DEFICIT	(11,596,090)	(3,658,915)	(4,249,163)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 904,219	1,257,391	143,108
Common stock issuable; 0 and 40,000 shares at April 30, 2022 and April 30, 2021, respectively		0	40
Unsecured [Member]
STOCKHOLDERS' DEFICIT
Convertible unsecured promissory notes, net of $32,129 and $54,942 debt discounts and premiums		269,112	351,595
Secured Debt [Member]
STOCKHOLDERS' DEFICIT
Convertible unsecured promissory notes, net of $32,129 and $54,942 debt discounts and premiums		$ 429,385	$ 133,333